Financial risk management - Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Shinhan Bank
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 1,185,973	₩ 1,046,136
delta NII	[2]	394,996	599,941
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	952,836	1,249,597
delta NII	[2]	591,935	693,911
Shinhan Securities
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	249,806	212,135
delta NII	[2]	269,678	95,076
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	4,434,253	2,353,230
delta NII	[2]	₩ 35,901	₩ 62,923

[1]	ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.